PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.9%
Corporate Bonds 17.3%
Bahrain 0.3%
Bapco Energies BSC Closed, Sr. Unsec’d. Notes	8.375%	11/07/28		500	$501,000
Brazil 0.2%
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31(d)		200	113,350
Gtd. Notes, 144A	8.500	01/12/31(d)		240	136,020

Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	133,242
					382,612
Chile 1.5%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		196	152,780
Chile Electricity Lux Mpc II Sarl, Gov’t. Gtd. Notes, 144A	5.580	10/20/35		196	193,839
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	4.250	07/17/42		360	283,437
Sr. Unsec’d. Notes	4.875	11/04/44		600	496,794
Sr. Unsec’d. Notes	6.300	09/08/53		270	263,836
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	194,126
Sr. Unsec’d. Notes, 144A	5.529	01/30/37		200	192,340
Sr. Unsec’d. Notes, 144A	6.440	01/26/36		440	457,019
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31		200	181,184
Sr. Unsec’d. Notes, 144A	6.150	05/10/33		200	204,370

Sociedad Transmisora Metropolitana SpA, Sr. Sec’d. Notes, 144A	6.385	12/15/55		200	199,880
					2,819,605
China 0.2%
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32		350	329,067
Colombia 0.3%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30		200	188,890
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		187	169,890
Sr. Unsec’d. Notes	8.625	01/19/29		180	189,990
					548,770
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	207,532
El Salvador 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa,
Gov’t. Gtd. Notes	8.650	01/24/33		320	342,800
Gov’t. Gtd. Notes, 144A	8.650	01/24/33		150	160,688
					503,488

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Guatemala 0.1%
CT Trust, Sr. Sec’d. Notes, 144A	5.125%	02/03/32		200	$187,000
Hungary 0.3%
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31		250	259,907
Sr. Unsec’d. Notes	7.500	06/09/28		208	215,378
					475,285
India 0.3%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	172,566
Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	387,885
					560,451
Indonesia 1.3%
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	194,750
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	179,088
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Sr. Unsec’d. Notes	5.450	05/15/30		400	399,124
Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	199,750
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	188,092
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	156,284
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	195,050
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	405,111
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		400	400,500
					2,317,749
Israel 0.2%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	202,746
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	5.875	03/30/31		184	175,556
					378,302
Kazakhstan 0.5%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33		200	176,932
Sr. Unsec’d. Notes	5.750	04/19/47		215	194,033
Sr. Unsec’d. Notes	6.375	10/24/48		200	192,364
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30		200	199,402

QazaqGaz NC JSC, Gtd. Notes, 144A	5.625	05/08/36		205	198,580
					961,311
Kuwait 0.2%
MEGlobal BV, Gtd. Notes, EMTN	2.625	04/28/28		300	283,781

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Macau 0.2%
MGM China Holdings Ltd., Sr. Unsec’d. Notes	4.750%	02/01/27	330	$328,475
Malaysia 0.9%
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	248,750
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	400	327,422
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	166,344
Gtd. Notes, 144A, MTN	5.848	04/03/55	320	313,030
Gtd. Notes, EMTN	4.550	04/21/50	500	409,278
Gtd. Notes, EMTN	4.800	04/21/60	200	166,344
				1,631,168
Mexico 4.6%
CFE Fibra E, Sr. Unsec’d. Notes, 144A	5.875	09/23/40	194	186,275
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29	510	498,015
Sr. Unsec’d. Notes	6.500	01/28/51	200	189,724
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	194,610
Sr. Sec’d. Notes	5.500	07/31/47	1,440	1,210,248
Sr. Sec’d. Notes, 144A	5.500	10/31/46	200	168,000
Sr. Sec’d. Notes, 144A	5.500	07/31/47	400	336,180
Petroleos Mexicanos,
Gtd. Notes	5.950	01/28/31	130	127,537
Gtd. Notes	6.350	02/12/48	300	237,300
Gtd. Notes	6.500	06/02/41	195	169,164
Gtd. Notes	6.700	02/16/32	1,542	1,539,379
Gtd. Notes	6.950	01/28/60	644	518,175
Gtd. Notes	7.690	01/23/50	2,234	1,998,759
Gtd. Notes	10.000	02/07/33	184	212,704
Gtd. Notes, MTN	6.750	09/21/47	765	627,644
Gtd. Notes, MTN	8.750	06/02/29	180	191,466
				8,405,180
Mongolia 0.1%
Development Bank of Mongolia LLC, Sr. Unsec’d. Notes, 144A	6.900	07/02/31	205	202,386
Morocco 0.1%
OCP SA, Sr. Unsec’d. Notes, 144A	6.750	05/02/34	230	235,773
Panama 0.4%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41	200	168,500
Sr. Sec’d. Notes, 144A	5.125	08/11/61	200	164,137

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30	370	348,263
				680,900

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Peru 0.3%
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400%	09/28/27		200	$193,900
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32		225	193,387
Sr. Unsec’d. Notes	5.625	06/19/47		300	214,941
					602,228
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35		200	162,000
Poland 0.6%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250	07/09/54		330	322,090
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33		400	400,868
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33		300	300,651
					1,023,609
Saudi Arabia 0.8%
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36		524	465,340
Green Palm Bidco Sarl, Sr. Sec’d. Notes, 144A, MTN	6.462	06/30/46		200	194,506
Greensaif Pipelines Bidco Sarl, Sr. Sec’d. Notes, 144A	6.129	02/23/38		240	240,566
Ma’aden Sukuk Ltd., Sr. Unsec’d. Notes, 144A(a)	5.250	01/29/36		285	274,491
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, EMTN	4.250	04/16/39		200	170,600
TMS Issuer Sarl, Sr. Sec’d. Notes, 144A	5.780	08/23/32		200	201,813
					1,547,316
South Africa 0.9%
Eskom Holdings,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	406,000
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		260	272,350
Sasol Financing USA LLC,
Gtd. Notes(a)	8.750	05/03/29		300	313,800
Gtd. Notes, 144A	8.750	05/03/29		200	209,200
Transnet,
Sr. Unsec’d. Notes	8.250	02/06/28		200	206,632
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		220	227,295
					1,635,277
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	204,402
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes, Cash coupon 6.000% and PIK 2.950%	8.950	01/15/32	EUR	117	123,887

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates 0.7%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Sec’d. Notes	4.600%	11/02/47		200	$172,206
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	285,138
DP World Ltd., Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		490	507,718
Galaxy Pipeline Assets Bidco Ltd., Sr. Sec’d. Notes, 144A	2.940	09/30/40		509	413,024
					1,378,086
Uzbekistan 0.2%
Uzbekneftegaz JSC, Sr. Unsec’d. Notes	8.750	05/07/30		400	427,132
Venezuela 1.3%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		454	166,346
Gtd. Notes	5.500	04/12/37(d)		165	60,556
Gtd. Notes	6.000	05/16/24(d)		1,460	550,033
Gtd. Notes	6.000	11/15/26(d)		1,450	544,112
Gtd. Notes	9.000	11/17/21(d)		270	116,775
Gtd. Notes	9.750	05/17/35(d)		365	165,345
Gtd. Notes	12.750	02/17/22(d)		521	260,500
Sr. Sec’d. Notes	8.500	10/27/20(d)		565	603,985
					2,467,652
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29		119	117,377

Total Corporate Bonds (cost $31,292,867)					31,628,801
Sovereign Bonds 79.6%
Angola 2.3%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		600	620,604
Sr. Unsec’d. Notes	8.750	04/14/32		500	509,770
Sr. Unsec’d. Notes	9.375	05/08/48		400	383,476
Sr. Unsec’d. Notes, 144A(a)	9.244	01/15/31		345	360,963
Sr. Unsec’d. Notes, 144A, MTN(a)	9.375	03/31/33		630	647,527
Sr. Unsec’d. Notes, 144A, MTN	9.875	03/31/37		600	622,326
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		350	357,438
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		285	265,976
Sr. Unsec’d. Notes, EMTN	9.244	01/15/31		460	481,284
					4,249,364
Argentina 5.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	12/15/35		4,870	336,030
Sr. Unsec’d. Notes	0.000(cc)	12/15/35(d)	EUR	6,645	1,011,587
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	57	56,051
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,694	1,479,826
Sr. Unsec’d. Notes	1.000	07/09/29		185	166,084
Sr. Unsec’d. Notes	3.000(cc)	07/09/41	EUR	493	413,017

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina (cont’d.)
Argentine Republic Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.500%(cc)	07/09/41		2,193	$1,621,688
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	87	76,698
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		2,736	2,159,994
Sr. Unsec’d. Notes	5.000	01/09/38		2,181	1,799,195
					9,120,170
Bahrain 1.1%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44		200	159,576
Sr. Unsec’d. Notes	6.750	09/20/29		600	583,500
Sr. Unsec’d. Notes	7.000	10/12/28		550	546,161
Sr. Unsec’d. Notes	7.375	05/14/30		470	465,300
Sr. Unsec’d. Notes, 144A(a)	7.500	02/12/36		325	316,521
					2,071,058
Benin 0.4%
Benin Government International Bond,
Sr. Unsec’d. Notes	4.875	01/19/32	EUR	515	577,986
Sr. Unsec’d. Notes	4.950	01/22/35	EUR	100	106,808
					684,794
Bolivia 0.4%
Bolivian Government International Bond, Sr. Unsec’d. Notes, 144A	9.450	05/14/31		700	710,500
Brazil 2.4%
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.000	01/27/45		681	525,466
Sr. Unsec’d. Notes	5.500	02/04/33		355	344,407
Sr. Unsec’d. Notes	6.000	10/20/33		495	491,599
Sr. Unsec’d. Notes	6.125	01/22/32		501	507,012
Sr. Unsec’d. Notes	6.250	03/18/31		329	339,117
Sr. Unsec’d. Notes	6.250	05/22/36		786	761,437
Sr. Unsec’d. Notes	7.250	01/12/56		743	711,701
Sr. Unsec’d. Notes	8.250	01/20/34		596	665,202
					4,345,941
Chile 0.4%
Bonos de la Tesoreria de la Republica en pesos, Bonds, 144A	5.800	10/01/29	CLP	340,000	371,103
Chile Government International Bond,
Sr. Unsec’d. Notes	4.000	01/31/52		235	174,135
Sr. Unsec’d. Notes	4.340	03/07/42		280	236,180
					781,418
Colombia 6.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,518	1,381,380
Sr. Unsec’d. Notes	3.125	04/15/31		600	528,078
Sr. Unsec’d. Notes	4.500	03/15/29		370	360,557
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	240	271,614
Sr. Unsec’d. Notes	5.000	06/15/45		200	152,000
Sr. Unsec’d. Notes	5.625	02/19/36	EUR	244	273,651

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia (cont’d.)
Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.625%	02/26/44		250	$207,625
Sr. Unsec’d. Notes	6.125	01/21/31		601	602,202
Sr. Unsec’d. Notes	6.125	01/18/41		220	199,540
Sr. Unsec’d. Notes	7.375	04/25/30		1,080	1,131,429
Sr. Unsec’d. Notes	7.750	11/07/36		200	213,692
Sr. Unsec’d. Notes	8.000	04/20/33		630	679,348
Sr. Unsec’d. Notes(a)	8.375	11/07/54		500	548,125
Sr. Unsec’d. Notes(a)	8.500	04/25/35		936	1,040,832
Colombian TES,
Bonds, Series B	7.750	09/18/30	COP	9,015,700	2,430,723
Bonds, Series B	11.750	01/24/35	COP	1,740,100	535,505
Bonds, Series B	12.750	11/28/40	COP	1,950,900	637,285
					11,193,586
Congo (Democratic Republic) 0.3%
DRC International Bond,
Sr. Unsec’d. Notes, 144A	8.750	04/16/32		200	205,894
Sr. Unsec’d. Notes, 144A(a)	9.500	04/16/37		400	416,832
					622,726
Costa Rica 1.4%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.550	04/03/34		330	346,130
Sr. Unsec’d. Notes	7.000	04/04/44		400	420,132
Sr. Unsec’d. Notes, 144A	6.550	04/03/34		265	277,953
Unsec’d. Notes	7.300	11/13/54		820	887,134
Unsec’d. Notes, 144A	7.300	11/13/54		597	645,876
					2,577,225
Dominican Republic 3.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		721	691,612
Sr. Unsec’d. Notes	4.875	09/23/32		390	365,395
Sr. Unsec’d. Notes	5.300	01/21/41		400	345,760
Sr. Unsec’d. Notes	5.500	02/22/29		1,133	1,127,505
Sr. Unsec’d. Notes	6.850	01/27/45		105	103,360
Sr. Unsec’d. Notes	6.950	03/15/37		544	558,647
Sr. Unsec’d. Notes	7.050	02/03/31		810	842,185
Sr. Unsec’d. Notes	7.450	04/30/44		400	419,952
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	129,660
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		810	806,071
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	171,773
Sr. Unsec’d. Notes, 144A	6.950	03/15/37		150	154,039
					5,715,959
Ecuador 1.9%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.500(cc)	07/31/40		2	1,649
Sr. Unsec’d. Notes	6.900	07/31/35		1,733	1,560,749
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/40		623	502,342
Sr. Unsec’d. Notes, 144A	6.900	07/31/35		871	784,450
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		103	87,177

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador (cont’d.)
Ecuador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	8.750%	01/29/34		300	$297,630
Sr. Unsec’d. Notes, 144A	9.250	01/29/39		200	199,066
					3,433,063
Egypt 2.9%
Egypt Government International Bond,
Sr. Unsec’d. Notes	8.500	01/31/47		520	487,760
Sr. Unsec’d. Notes	8.700	03/01/49		353	335,622
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		210	199,662
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,600	1,815,519
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	2,085	2,409,006
					5,247,569
El Salvador 1.7%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.625	02/01/41		150	151,360
Sr. Unsec’d. Notes	8.625	02/28/29		100	105,333
Sr. Unsec’d. Notes	9.250	04/17/30		350	375,109
Sr. Unsec’d. Notes(a)	9.650	11/21/54		650	741,000
Sr. Unsec’d. Notes, 144A	4.000	04/17/30		930	33,945
Sr. Unsec’d. Notes, 144A	9.250	04/17/30		900	964,566
Sr. Unsec’d. Notes, 144A	9.650	11/21/54		600	684,000
					3,055,313
Ghana 1.7%
Ghana Government International Bond,
Sr. Unsec’d. Notes	1.500	01/03/37		240	138,324
Sr. Unsec’d. Notes	3.174(s)	01/03/30		143	124,909
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		638	622,711
Sr. Unsec’d. Notes	5.000(cc)	07/03/35		520	475,972
Sr. Unsec’d. Notes, 144A	5.000	07/03/29		668	653,324
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		1,061	971,128
Sr. Unsec’d. Notes, 144A	5.085(s)	01/03/30		134	116,751
					3,103,119
Guatemala 2.0%
Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33		200	174,078
Sr. Unsec’d. Notes	4.875	02/13/28		400	396,830
Sr. Unsec’d. Notes	4.900	06/01/30		360	353,187
Sr. Unsec’d. Notes	5.250	08/10/29		430	425,859
Sr. Unsec’d. Notes	6.050	08/06/31		200	202,906
Sr. Unsec’d. Notes	6.250	08/15/36		250	253,375
Sr. Unsec’d. Notes	6.600	06/13/36		208	215,829
Sr. Unsec’d. Notes(a)	7.050	10/04/32		392	416,108
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	167,590
Sr. Unsec’d. Notes, 144A	6.050	08/06/31		200	202,906
Sr. Unsec’d. Notes, 144A	6.250	08/15/36		255	258,442
Sr. Unsec’d. Notes, 144A	6.550	02/06/37		200	206,763
Sr. Unsec’d. Notes, 144A	6.875	08/15/55		305	318,725
					3,592,598

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Honduras 0.1%
Honduras Government International Bond, Sr. Unsec’d. Notes, 144A	6.400%	07/29/36		225	$224,353
Hungary 2.1%
Hungary Government Bond, Bonds, Series 51/G	4.000	04/28/51	HUF	109,410	267,837
Hungary Government International Bond,
Sr. Unsec’d. Notes	5.500	06/16/34		300	298,737
Sr. Unsec’d. Notes	6.250	09/22/32		220	229,557
Sr. Unsec’d. Notes	6.750	09/23/55		240	247,128
Sr. Unsec’d. Notes, 144A	5.500	03/26/36		600	587,772
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,035	1,079,960
Sr. Unsec’d. Notes, 144A	6.750	09/23/55		475	489,108
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41		600	689,232
					3,889,331
India 0.1%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	5.750	01/12/56		200	189,748
Indonesia 1.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	4.650	09/20/32		390	376,217
Sr. Unsec’d. Notes	6.625	02/17/37		150	158,040
Sr. Unsec’d. Notes	7.750	01/17/38		500	574,003
Sr. Unsec’d. Notes	8.500	10/12/35		400	476,500
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		190	200,184
Sr. Unsec’d. Notes, EMTN(a)	5.125	01/15/45		200	175,876
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		200	183,668
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	105,171

Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes	4.700	06/06/32		400	390,096
					2,639,755
Ivory Coast 2.6%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	650	751,796
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	600	702,490
Sr. Unsec’d. Notes	6.125	06/15/33		200	194,415
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	770	835,032
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	515	597,721
Sr. Unsec’d. Notes	8.075	04/01/36		625	664,531
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		440	413,895
Sr. Unsec’d. Notes, 144A(a)	7.625	01/30/33		315	329,477
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		200	212,650
					4,702,007
Jamaica 0.2%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.875	07/28/45		200	232,878
Sr. Unsec’d. Notes	8.000	03/15/39		120	140,874
					373,752

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Jordan 0.6%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750%	01/31/27		200	$200,078
Sr. Unsec’d. Notes	7.375	10/10/47		200	193,448
Sr. Unsec’d. Notes	7.750	01/15/28		550	563,750
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	211,798
					1,169,074
Kenya 0.5%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	9.500	03/05/36		400	412,696
Sr. Unsec’d. Notes, 144A	8.800	10/09/38		240	233,362
Sr. Unsec’d. Notes, 144A	9.500	03/05/36		290	299,204
					945,262
Lebanon 1.4%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)		255	69,105
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21(d)		3,133	894,518
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		245	65,170
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)		320	84,714
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)		250	67,000
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		504	136,251
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		280	78,161
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)		485	133,375
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)		172	46,010
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)		550	149,749
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		780	210,288
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)		115	31,448
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		906	247,338
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		1,150	320,482
Sr. Unsec’d. Notes, Series 88	8.200	05/17/33(d)		115	32,919
Sr. Unsec’d. Notes, Series 89	8.250	05/17/34(d)		55	15,675
					2,582,203
Mexico 2.2%
Mexican Bonos, Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	171	908,897
Mexico Government International Bond,
Sr. Unsec’d. Notes	4.280	08/14/41		200	151,500
Sr. Unsec’d. Notes	4.600	02/10/48		300	216,771
Sr. Unsec’d. Notes	4.875	05/19/33		330	308,567
Sr. Unsec’d. Notes	5.625	09/22/35		340	323,510
Sr. Unsec’d. Notes	5.850	07/02/32		220	220,125
Sr. Unsec’d. Notes	6.000	05/07/36		345	336,130
Sr. Unsec’d. Notes	6.338	05/04/53		290	257,793
Sr. Unsec’d. Notes	6.400	05/07/54		200	179,026
Sr. Unsec’d. Notes	6.750	02/09/56		200	185,900
Sr. Unsec’d. Notes	7.375	05/13/55		240	241,680
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	108,010
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		493	510,255
					3,948,164

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Mongolia 0.2%
Mongolia Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625%	02/25/30	200	$204,372
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	210,786
				415,158
Montenegro 0.1%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	7.250	03/12/31	200	209,776
Morocco 0.3%
Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50	200	137,358
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	395	412,771
				550,129
Nigeria 2.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.875	02/16/32	400	420,640
Sr. Unsec’d. Notes	8.747	01/21/31	400	430,500
Sr. Unsec’d. Notes	9.625	06/09/31	500	557,125
Sr. Unsec’d. Notes	10.375	12/09/34	400	476,780
Sr. Unsec’d. Notes, 144A	8.631	01/13/36	200	217,600
Sr. Unsec’d. Notes, 144A	9.625	06/09/31	200	222,850
Sr. Unsec’d. Notes, 144A	10.375	12/09/34	475	566,176
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	253,343
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	690	727,260
				3,872,274
Oman 1.4%
Oman Government International Bond,
Sr. Unsec’d. Notes	5.625	01/17/28	400	402,362
Sr. Unsec’d. Notes	6.500	03/08/47	435	442,573
Sr. Unsec’d. Notes	7.000	01/25/51	550	596,701
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	208,158
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	866,813
				2,516,607
Pakistan 1.1%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	280	281,624
Sr. Unsec’d. Notes, 144A, MTN	6.975	04/24/29	200	197,106
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	196,000
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	1,100	1,078,000
Sr. Unsec’d. Notes, EMTN	8.875	04/08/51	200	196,628
				1,949,358
Panama 1.7%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	400	372,796
Sr. Unsec’d. Notes	4.300	04/29/53	270	196,003
Sr. Unsec’d. Notes(a)	4.500	04/01/56	1,492	1,101,021
Sr. Unsec’d. Notes	5.662	02/23/38	315	306,300
Sr. Unsec’d. Notes(a)	6.875	01/31/36	576	611,902

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama (cont’d.)
Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.875%	03/01/57		201	$233,415
Sr. Unsec’d. Notes	8.000	03/01/38		200	228,665
					3,050,102
Papua New Guinea 0.1%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes	8.375	10/04/28		220	230,122
Paraguay 0.7%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100	08/11/44		500	491,235
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	175,702
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		200	204,700
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		400	409,568
					1,281,205
Peru 1.4%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		610	312,350
Sr. Unsec’d. Notes	3.000	01/15/34		505	427,932
Sr. Unsec’d. Notes	3.230	07/28/2121		110	56,540
Sr. Unsec’d. Notes	3.300	03/11/41		153	114,698
Sr. Unsec’d. Notes	3.600	01/15/72		515	311,575
Sr. Unsec’d. Notes	5.500	03/30/36		310	306,506
Sr. Unsec’d. Notes	5.875	08/08/54		405	382,522
Sr. Unsec’d. Notes	6.200	06/30/55		65	63,993
Sr. Unsec’d. Notes	6.550	03/14/37		95	100,839
Sr. Unsec’d. Notes	8.750	11/21/33		450	536,850
					2,613,805
Philippines 1.8%
Philippine Government Bond,
Bonds, Series 1073	6.375	04/28/35	PHP	11,320	171,722
Bonds, Series 1074	5.925	02/23/36	PHP	40,440	591,493
Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	129,145
Sr. Unsec’d. Notes	3.700	03/01/41		200	156,260
Sr. Unsec’d. Notes	3.950	01/20/40		450	368,442
Sr. Unsec’d. Notes	5.000	07/17/33		500	489,155
Sr. Unsec’d. Notes	5.500	02/04/35		750	749,145
Sr. Unsec’d. Notes	5.500	01/17/48		330	303,290
Sr. Unsec’d. Notes	5.609	04/13/33		200	203,000
Sr. Unsec’d. Notes	6.375	10/23/34		200	211,250
					3,372,902
Poland 1.2%
Republic of Poland Government International Bond,
Bonds, Series 10Y	5.375	02/12/35		375	373,871
Sr. Unsec’d. Notes, Series 30Y	5.500	04/04/53		785	704,836
Sr. Unsec’d. Notes, Series 30Y	5.500	03/18/54		306	273,858
Sr. Unsec’d. Notes, Series 30Y	6.125	04/14/56		815	782,204
					2,134,769

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania 3.7%
Romanian Government International Bond,
Bonds, 144A	6.625%	05/16/36		240	$240,735
Sr. Unsec’d. Notes	5.125	06/15/48		180	141,966
Sr. Unsec’d. Notes	5.875	01/30/29		420	422,524
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	490	540,817
Sr. Unsec’d. Notes, 144A	5.750	09/16/30		600	598,965
Sr. Unsec’d. Notes, 144A	5.750	07/04/36		580	544,040
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	519,314
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		326	331,741
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	502,588
Sr. Unsec’d. Notes, 144A	7.500	02/10/37		378	402,321
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		226	237,216
Sr. Unsec’d. Notes, 144A, MTN(a)	6.000	05/25/34		452	440,840
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	243,072
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	444,688
Sr. Unsec’d. Notes, EMTN	5.250	05/30/32	EUR	250	290,718
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	448,981
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	78,025
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	230	284,668
Sr. Unsec’d. Notes, MTN	7.625	01/17/53		116	121,757
					6,834,976
Saudi Arabia 2.2%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.875	01/12/56		705	646,196
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	489,252
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	344,230
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	334,066
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		560	441,969
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		940	746,661
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	665,112
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	413,076
					4,080,562
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes	5.375	06/08/37	EUR	500	302,979
Serbia 2.1%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,265	1,350,190
Sr. Unsec’d. Notes	6.000	06/12/34		400	400,616
Sr. Unsec’d. Notes	6.500	09/26/33		280	289,769
Sr. Unsec’d. Notes, 144A	5.500	05/06/36		700	667,597
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		655	677,853
Sr. Unsec’d. Notes, EMTN	5.500	05/06/36		400	381,484
					3,767,509
South Africa 3.6%
Republic of South Africa Government Bond,
Bonds, Series 2035	8.875	02/28/35	ZAR	6,300	387,496
Bonds, Series 2037	8.500	01/31/37	ZAR	6,920	407,220
Bonds, Series 2040	9.000	01/31/40	ZAR	3,085	183,473
Bonds, Series 2044	8.750	01/31/44	ZAR	8,801	505,979
Bonds, Series 2048	8.750	02/28/48	ZAR	7,887	452,589
Bonds, Series R214	6.500	02/28/41	ZAR	5,852	276,929

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.250%	12/11/55		460	$438,780
Sr. Unsec’d. Notes	7.950	11/19/54		1,680	1,741,740
Sr. Unsec’d. Notes, 144A	6.125	12/11/37		200	191,200
Sr. Unsec’d. Notes, 144A	7.100	11/19/36		285	298,042
Sr. Unsec’d. Notes, 144A	7.250	12/11/55		400	381,548
Sr. Unsec’d. Notes, 144A	7.950	11/19/54		200	207,350
Sr. Unsec’d. Notes, Series 30Y	5.750	09/30/49		695	564,152
Sr. Unsec’d. Notes, Series 30Y	6.250	03/08/41		200	187,002
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52		480	464,328
					6,687,828
Sri Lanka 1.5%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	3.600(cc)	06/15/35		646	531,032
Sr. Unsec’d. Notes	3.600(cc)	05/15/36		217	217,593
Sr. Unsec’d. Notes	3.600(cc)	02/15/38		277	278,278
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30		381	386,224
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33		372	351,991
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35		255	210,040
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36		291	291,757
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38		226	227,753
Sr. Unsec’d. Notes, 144A	4.000	04/15/28		204	196,102
					2,690,770
Suriname 0.1%
Suriname Government International Bond, Sr. Unsec’d. Notes, 144A	8.500	11/06/35		200	215,362
Trinidad & Tobago 0.3%
Trinidad & Tobago Government International Bond,
Sr. Unsec’d. Notes, 144A	6.200	07/16/38		225	220,597
Sr. Unsec’d. Notes, 144A	6.500	01/28/36		260	263,143
					483,740
Turkey 3.9%
Turkiye Government International Bond,
Sr. Unsec’d. Notes	7.125	07/17/32		670	673,276
Sr. Unsec’d. Notes	9.125	07/13/30		1,245	1,350,975
Sr. Unsec’d. Notes, Series 06Y	9.375	03/14/29		1,051	1,130,298
Sr. Unsec’d. Notes, Series 07Y	7.125	02/12/32		400	403,212
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30		610	584,862
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31		800	777,536
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29		940	972,768
Sr. Unsec’d. Notes, Series 10Y	9.375	01/19/33		800	892,472
Sr. Unsec’d. Notes, Series 30Y	4.875	04/16/43		440	319,506
					7,104,905
Uganda 0.3%
Republic of Uganda Government Bonds,
Bonds, Series 15Y	15.800	06/23/39	UGX	1,008,500	268,473
Bonds, Series 20Y	15.000	06/18/43	UGX	970,300	244,003
					512,476

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine 1.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000%(cc)	02/01/30	107	$77,630
Sr. Unsec’d. Notes	0.000(cc)	02/01/34	415	236,135
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	130	77,838
Sr. Unsec’d. Notes	4.000(cc)	02/01/32	235	194,721
Sr. Unsec’d. Notes	4.500(cc)	02/01/29	95	80,498
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	20	13,968
Sr. Unsec’d. Notes	4.500(cc)	02/01/35	85	58,289
Sr. Unsec’d. Notes	4.500	02/01/36	590	402,191
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	349	198,497
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	240	143,837
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	161	96,011
Sr. Unsec’d. Notes, 144A	4.000(cc)	02/01/32	631	522,515
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/34	505	352,537
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/35	702	481,664
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/36	497	339,045
				3,275,376
United Arab Emirates 0.3%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	144,125
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	559	402,829
				546,954
Uruguay 1.1%
Oriental Republic of Uruguay, Sr. Unsec’d. Notes	5.250	09/10/60	130	113,880
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.975	04/20/55	650	555,743
Sr. Unsec’d. Notes	5.100	06/18/50	400	354,000
Sr. Unsec’d. Notes	7.625	03/21/36	660	760,228
Sr. Unsec’d. Notes	7.875	01/15/33	155	178,366
				1,962,217
Uzbekistan 0.3%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	432,878
Sr. Unsec’d. Notes, EMTN	5.375	02/20/29	200	199,252
				632,130
Venezuela 1.3%
Venezuela Government International Bond,
Sr. Unsec’d. Notes	6.000	12/09/20(d)	163	68,664
Sr. Unsec’d. Notes	7.000	03/31/38(d)	394	171,074
Sr. Unsec’d. Notes	7.750	10/13/19(d)	410	188,190
Sr. Unsec’d. Notes	8.250	10/13/24(d)	376	173,528
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	262,145
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,090	542,362
Sr. Unsec’d. Notes	9.250	05/07/28(d)	137	66,866
Sr. Unsec’d. Notes	9.375	01/13/34(d)	268	131,075
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	244,416
Sr. Unsec’d. Notes	11.950	08/05/31(d)	179	97,848
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	466,620
				2,412,788

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.5%
Zambia Government International Bond,
Unsec’d. Notes	5.750%(cc)	06/30/33	416	$406,319
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	458	447,196
				853,515

Total Sovereign Bonds (cost $137,693,479)				145,728,346
U.S. Treasury Obligations(k) 1.0%
U.S. Treasury Notes	3.500	11/30/30	217	209,286
U.S. Treasury Notes	3.750	08/31/26	380	379,955
U.S. Treasury Notes	3.875	03/31/28	400	397,563
U.S. Treasury Notes	4.125	10/31/26	480	480,169
U.S. Treasury Notes	4.250	11/30/26	395	395,417

Total U.S. Treasury Obligations (cost $1,870,680)				1,862,390

Total Long-Term Investments 97.9% (cost $170,857,026)				179,219,537

Short-Term Investments 3.4%
Affiliated Mutual Funds 3.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	1,282,049	1,282,049
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $4,817,461; includes $4,801,487 of cash collateral for securities on loan)(b)(wb)	4,821,298	4,817,441

Total Affiliated Mutual Funds (cost $6,099,510)		6,099,490
Options Purchased*~ 0.0%
(cost $45,777)		12,019

Total Short-Term Investments (cost $6,145,287)		6,111,509

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $177,002,313)		185,331,046
Options Written*~ (0.1)%
(premiums received $66,403)		(112,306)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.2% (cost $176,935,910)		185,218,740
Liabilities in excess of other assets(z) (1.2)%		(2,168,441)

Net Assets 100.0%		$183,050,299

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
NGN—Nigerian Naira
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UGX—Ugandan Shilling
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CACI—Credit Agricole Corporate and Investment Bank SA
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
COP—Certificates of Participation
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
WIBOR—Warsaw Interbank Offered Rate
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,705,931; cash collateral of $4,801,487 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	08/13/26	400.00		—	EUR	403	$7
Currency Option USD vs CLP	Call	MSI	08/20/26	1,200.00		—		458	1
Currency Option USD vs INR	Call	MSI	08/11/26	105.00		—		624	—
Currency Option USD vs JPY	Call	CITI	08/20/26	160.60		—		462	1,658
Currency Option USD vs JPY	Call	CITI	08/31/26	161.60		—		459	1,140
Currency Option USD vs TWD	Call	MSI	08/13/26	36.00		—		919	2
Currency Option EUR vs HUF	Put	CITI	08/24/26	330.00		—	EUR	460	—
Currency Option EUR vs USD	Put	JPM	08/25/26	1.12		—	EUR	11,197	4,232
Currency Option EUR vs USD	Put	DB	12/18/26	1.10		—	EUR	2,417	4,966
Currency Option USD vs COP	Put	CITI	08/20/26	2,700.00		—		520	1
Currency Option USD vs IDR	Put	CITI	09/11/26	15,000.00		—		910	1
Currency Option USD vs KRW	Put	MSI	08/25/26	1,300.00		—		456	11
Currency Option USD vs THB	Put	CITI	09/11/26	28.00		—		910	—
Currency Option USD vs ZAR	Put	DB	08/20/26	15.00		—		457	—
Total Options Purchased (cost $45,777)								$12,019
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	08/13/26	365.00		—	EUR	403	$(3,269)
Currency Option USD vs CLP	Call	MSI	08/20/26	920.00		—		458	(7,731)
Currency Option USD vs INR	Call	MSI	08/11/26	95.50		—		624	(2,396)
Currency Option USD vs TWD	Call	MSI	08/13/26	31.80		—		919	(12,870)
Currency Option USD vs COP	Put	CITI	08/20/26	3,600.00		—		520	(70,664)
Currency Option USD vs IDR	Put	CITI	09/11/26	17,800.00		—		910	(2,473)
Currency Option USD vs KRW	Put	MSI	08/25/26	1,470.00		—		456	(10,803)
Currency Option USD vs ZAR	Put	DB	08/20/26	16.35		—		457	(2,100)
Total Options Written (premiums received $66,403)								$(112,306)
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Sep. 2026	$1,439,266	$(2,759)
71	5 Year U.S. Treasury Notes	Sep. 2026	7,524,336	(67,353)
43	10 Year U.S. Treasury Notes	Sep. 2026	4,644,000	(49,356)
41	10 Year U.S. Ultra Treasury Notes	Sep. 2026	4,497,828	(109,782)
29	20 Year U.S. Treasury Bonds	Sep. 2026	3,141,063	(82,039)
				(311,289)
Short Positions:
59	5 Year Euro-Bobl	Sep. 2026	7,745,201	65,310
27	10 Year Euro-Bund	Sep. 2026	3,871,955	53,743
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	438,750	28,744
5	Euro Schatz Index	Sep. 2026	608,027	2,296
				150,093
				$(161,196)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Forward foreign currency exchange contracts outstanding at July 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/26	BARC	BRL	7,214	$1,379,069	$1,421,748	$42,679	$—
Expiring 08/04/26	BARC	BRL	7,214	1,378,065	1,421,748	43,683	—
Expiring 09/02/26	BNP	BRL	5,802	1,124,022	1,134,985	10,963	—
Expiring 09/02/26	CITI	BRL	5,802	1,125,123	1,134,985	9,862	—
Colombian Peso,
Expiring 09/16/26	HSBC	COP	125,763	37,000	39,427	2,427	—
Egyptian Pound,
Expiring 08/03/26	JPM	EGP	10,325	205,889	201,582	—	(4,307)
Expiring 08/03/26	SCB	EGP	5,675	113,050	110,795	—	(2,255)
Expiring 08/11/26	MSI	EGP	5,324	95,398	103,548	8,150	—
Expiring 08/11/26	SCB	EGP	4,112	73,756	79,978	6,222	—
Expiring 08/25/26	CITI	EGP	8,742	169,914	168,940	—	(974)
Expiring 09/03/26	CITI	EGP	14,660	273,000	282,232	9,232	—
Expiring 09/16/26	CITI	EGP	17,719	342,718	339,598	—	(3,120)
Expiring 09/16/26	CITI	EGP	12,084	228,000	231,605	3,605	—
Expiring 10/13/26	SCB	EGP	10,822	214,345	205,277	—	(9,068)
Expiring 11/04/26	JPM	EGP	6,298	114,594	118,360	3,766	—
Expiring 12/16/26	SCB	EGP	11,732	219,898	217,001	—	(2,897)
Expiring 01/14/27	CITI	EGP	9,076	164,512	166,078	1,566	—
Expiring 01/14/27	JPM	EGP	8,720	158,290	159,565	1,275	—
Expiring 02/11/27	JPM	EGP	8,000	145,670	144,845	—	(825)
Expiring 02/11/27	JPM	EGP	8,000	146,003	144,846	—	(1,157)
Expiring 04/14/27	CITI	EGP	10,822	200,079	191,284	—	(8,795)
Hungarian Forint,
Expiring 10/22/26	MSI	HUF	142,248	447,203	448,103	900	—
Indian Rupee,
Expiring 09/16/26	JPM	INR	89,006	937,000	928,950	—	(8,050)
New Taiwanese Dollar,
Expiring 09/16/26	HSBC	TWD	90,415	2,849,965	2,803,252	—	(46,713)
Nigerian Naira,
Expiring 08/14/26	BOA	NGN	334,125	235,922	243,271	7,349	—
Expiring 09/14/26	SCB	NGN	246,325	167,000	177,238	10,238	—
Expiring 09/14/26	SCB	NGN	206,894	142,000	148,866	6,866	—
Expiring 10/13/26	CITI	NGN	279,710	194,920	199,174	4,254	—
Expiring 10/13/26	SCB	NGN	358,476	248,080	255,260	7,180	—
Expiring 10/28/26	CITI	NGN	142,111	92,400	100,703	8,303	—
Expiring 10/28/26	JPM	NGN	288,529	187,600	204,457	16,857	—
Expiring 11/16/26	BOA	NGN	624,011	437,135	439,651	2,516	—
Expiring 12/01/26	BOA	NGN	203,596	140,314	142,806	2,492	—
Expiring 12/16/26	CITI	NGN	185,031	116,500	129,209	12,709	—
Expiring 12/16/26	MSI	NGN	184,769	116,500	129,026	12,526	—
Expiring 01/19/27	CITI	NGN	351,132	239,599	242,760	3,161	—
Expiring 01/29/27	CITI	NGN	147,518	95,173	101,700	6,527	—
Expiring 01/29/27	SCB	NGN	82,406	53,165	56,811	3,646	—
Philippine Peso,
Expiring 09/17/26	HSBC	PHP	17,922	295,000	292,306	—	(2,694)
South African Rand,
Expiring 09/16/26	CITI	ZAR	5,610	340,000	338,279	—	(1,721)
Expiring 09/16/26	CITI	ZAR	3,742	229,000	225,680	—	(3,320)
Expiring 09/16/26	GSI	ZAR	2,152	128,000	129,752	1,752	—
South Korean Won,
Expiring 09/16/26	HSBC	KRW	459,912	299,539	318,876	19,337	—
Turkish Lira,
Expiring 08/19/26	BARC	TRY	86,793	1,794,825	1,798,529	3,704	—
Expiring 08/19/26	BARC	TRY	16,056	332,000	332,703	703	—
Expiring 08/19/26	CITI	TRY	11,128	230,000	230,595	595	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Forward foreign currency exchange contracts outstanding at July 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 08/19/26	HSBC	TRY	57,862	$1,197,375	$1,199,019	$1,644	$—
Expiring 09/15/26	BARC	TRY	32,798	635,497	663,944	28,447	—
				$20,090,107	$20,299,347	305,136	(95,896)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/26	BARC	BRL	1,785	$340,000	$351,801	$—	$(11,801)
Expiring 08/04/26	BNP	BRL	5,802	1,131,872	1,143,453	—	(11,581)
Expiring 08/04/26	BNP	BRL	1,039	199,000	204,789	—	(5,789)
Expiring 08/04/26	CITI	BRL	5,802	1,133,043	1,143,453	—	(10,410)
British Pound,
Expiring 10/22/26	DB	GBP	102	138,052	137,880	172	—
Chilean Peso,
Expiring 09/16/26	HSBC	CLP	362,014	405,178	389,507	15,671	—
Chinese Renminbi,
Expiring 09/16/26	MSI	CNH	22,303	3,306,871	3,314,209	—	(7,338)
Colombian Peso,
Expiring 09/16/26	BNP	COP	2,998,648	819,117	940,095	—	(120,978)
Expiring 09/16/26	BNY	COP	2,218,811	658,987	695,611	—	(36,624)
Expiring 09/16/26	BNY	COP	861,985	245,091	270,238	—	(25,147)
Expiring 09/16/26	CITI	COP	1,502,908	456,000	471,171	—	(15,171)
Czech Koruna,
Expiring 10/22/26	HSBC	CZK	48,560	2,296,732	2,313,873	—	(17,141)
Egyptian Pound,
Expiring 08/03/26	JPM	EGP	8,000	158,045	156,188	1,857	—
Expiring 08/03/26	JPM	EGP	8,000	157,423	156,189	1,234	—
Euro,
Expiring 10/22/26	BNP	EUR	48	55,244	55,682	—	(438)
Expiring 10/22/26	BNY	EUR	5,783	6,655,675	6,691,153	—	(35,478)
Expiring 10/22/26	CACI	EUR	4,957	5,691,272	5,735,275	—	(44,003)
Expiring 10/22/26	SSB	EUR	5,783	6,652,563	6,691,153	—	(38,590)
Expiring 10/22/26	TD	EUR	109	125,134	126,349	—	(1,215)
Hungarian Forint,
Expiring 10/22/26	BNP	HUF	88,243	277,197	277,979	—	(782)
Indian Rupee,
Expiring 09/16/26	MSI	INR	114,002	1,188,498	1,189,836	—	(1,338)
Mexican Peso,
Expiring 09/17/26	JPM	MXN	26,801	1,525,743	1,541,169	—	(15,426)
New Taiwanese Dollar,
Expiring 09/16/26	HSBC	TWD	28,815	910,000	893,391	16,609	—
Peruvian Nuevo Sol,
Expiring 09/16/26	BOA	PEN	1,574	460,000	462,330	—	(2,330)
Expiring 09/16/26	CITI	PEN	1,563	460,000	459,155	845	—
Philippine Peso,
Expiring 09/16/26	CITI	PHP	64,220	1,039,490	1,047,447	—	(7,957)
Polish Zloty,
Expiring 10/22/26	MSI	PLN	5,438	1,438,528	1,455,572	—	(17,044)
Singapore Dollar,
Expiring 09/16/26	TD	SGD	3,451	2,694,089	2,700,383	—	(6,294)
South African Rand,
Expiring 09/16/26	BOA	ZAR	20,385	1,227,255	1,229,280	—	(2,025)
Expiring 09/16/26	CITI	ZAR	3,826	230,000	230,726	—	(726)
Expiring 09/16/26	MSI	ZAR	20,385	1,219,079	1,229,280	—	(10,201)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Forward foreign currency exchange contracts outstanding at July 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/16/26	MSI	ZAR	7,611	$458,000	$458,990	$—	$(990)
South Korean Won,
Expiring 09/16/26	BNP	KRW	68,616	48,000	47,574	426	—
Expiring 09/16/26	CITI	KRW	82,611	55,200	57,277	—	(2,077)
Thai Baht,
Expiring 09/16/26	GSI	THB	14,932	456,000	448,840	7,160	—
Expiring 09/16/26	HSBC	THB	138,229	4,221,900	4,155,100	66,800	—
Expiring 09/17/26	CITI	THB	7,690	230,000	231,185	—	(1,185)
Turkish Lira,
Expiring 09/15/26	BARC	TRY	32,798	647,414	663,944	—	(16,530)
				$49,411,692	$49,767,527	110,774	(466,609)
						$415,910	$(562,505)
Credit default swap agreements outstanding at July 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Ecuador	12/20/28	5.000%(Q)	180	2.864%	$9,533	$(1,939)	$11,472	GSI
Republic of Ecuador	06/20/29	5.000%(Q)	650	3.096%	36,087	(9,792)	45,879	GSI
Republic of Ecuador	12/20/29	5.000%(Q)	50	3.363%	2,741	(929)	3,670	GSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	250	0.944%	400	(3,395)	3,795	MSI
Republic of Serbia	06/20/31	1.000%(Q)	350	1.441%	(6,273)	(11,159)	4,886	MSI
					$42,488	$(27,214)	$69,702

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.37.V2	06/20/27	1.000%(Q)	3,428	0.435%	$585	$20,793	$20,208
CDX.EM.39.V1	06/20/28	1.000%(Q)	1,814	0.664%	(8,570)	13,118	21,688
CDX.EM.41.V1	06/20/29	1.000%(Q)	830	0.823%	1,748	4,894	3,146
					$(6,237)	$38,805	$45,042

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.40.V1	12/20/28	1.000%(Q)	2,240	0.749%	$15,258	$9,136	$6,122	JPM
CDX.EM.41.V1	06/20/29	1.000%(Q)	1,480	0.823%	8,727	2,494	6,233	JPM
					$23,985	$11,630	$12,355

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Credit default swap agreements outstanding at July 31, 2026 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.037%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$(66,480)	$(66,480)
BRL	342	01/04/27	11.159%(T)	1 Day BROIS(2)(T)/ 0.053%	539	(5,973)	(6,512)
BRL	11,480	01/04/27	14.090%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(14,115)	(14,115)
BRL	38,815	01/04/27	14.205%(T)	1 Day BROIS(2)(T)/ 0.053%	—	12,186	12,186
BRL	17,718	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.053%	—	9,250	9,250
BRL	4,471	01/04/27	14.263%(T)	1 Day BROIS(1)(T)/ 0.053%	—	2,265	2,265
BRL	11,172	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.053%	—	4,562	4,562
BRL	93	01/03/28	12.720%(T)	1 Day BROIS(1)(T)/ 0.053%	141	506	365
BRL	10,949	01/03/28	13.001%(T)	1 Day BROIS(2)(T)/ 0.053%	2,806	(49,418)	(52,224)
BRL	10,604	01/03/28	13.400%(T)	1 Day BROIS(1)(T)/ 0.053%	26,167	44,888	18,721
BRL	4,215	01/03/28	13.895%(T)	1 Day BROIS(2)(T)/ 0.053%	—	534	534
BRL	4,293	01/02/29	12.528%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(35,733)	(35,733)
BRL	3,397	01/02/29	12.695%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(26,269)	(26,269)
BRL	3,884	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(28,900)	(28,900)
BRL	858	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(6,901)	(6,901)
BRL	7,670	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(56,667)	(56,667)
BRL	6,708	01/02/29	13.312%(T)	1 Day BROIS(1)(T)/ 0.053%	—	37,050	37,050
BRL	3,883	01/02/29	13.520%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(19,523)	(19,523)
BRL	2,120	01/02/31	13.114%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(27,641)	(27,641)
BRL	1,330	01/02/31	14.215%(T)	1 Day BROIS(1)(T)/ 0.053%	—	98	98
BRL	8,211	01/02/31	14.470%(T)	1 Day BROIS(1)(T)/ 0.053%	3,943	(17,002)	(20,945)
CLP	338,138	12/22/30	4.810%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	4,511	4,511
CLP	329,891	12/23/30	4.835%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	4,038	4,038
CLP	1,193,312	03/18/31	4.882%(S)	1 Day CLOIS(1)(S)/ 4.500%	(2,496)	12,771	15,267
CLP	1,054,526	03/18/31	4.884%(S)	1 Day CLOIS(1)(S)/ 4.500%	8,276	11,182	2,906
CLP	392,010	06/17/31	5.155%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(1)	(1)
CLP	391,235	06/17/31	5.160%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(96)	(96)
CLP	502,885	09/16/31	5.097%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(2,784)	(2,784)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CLP	501,295	09/16/31	5.105%(S)	1 Day CLOIS(2)(S)/ 4.500%	$—	$(2,575)	$(2,575)
CLP	378,770	09/16/31	5.113%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,815)	(1,815)
CLP	365,860	09/16/31	5.130%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,446)	(1,446)
CLP	668,895	09/16/31	5.183%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(941)	(941)
COP	1,896,730	09/16/28	11.403%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(1,677)	(1,677)
COP	7,974,840	09/16/28	11.450%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(9,120)	(9,120)
COP	2,726,940	09/16/28	11.581%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(5,089)	(5,089)
COP	702,750	06/11/31	11.090%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	4,959	4,959
COP	2,216,770	06/17/31	11.350%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(22,689)	(22,689)
COP	1,082,980	06/17/31	11.470%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(12,661)	(12,661)
COP	730,820	06/17/31	11.475%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(8,589)	(8,589)
COP	1,082,980	06/17/31	11.505%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(13,121)	(13,121)
COP	719,460	06/17/31	11.516%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(8,813)	(8,813)
COP	1,359,865	06/17/31	11.534%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(16,957)	(16,957)
COP	715,510	09/16/31	10.755%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	2,922	2,922
COP	1,529,620	09/16/31	10.865%(Q)	1 Day COOIS(2)(Q)/ 11.192%	(24)	8,233	8,257
COP	951,635	09/16/31	10.925%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	5,796	5,796
COP	815,550	09/16/31	10.990%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	5,592	5,592
COP	726,580	09/16/31	10.997%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	5,042	5,042
CZK	85,097	09/16/28	4.445%(A)	6 Month PRIBOR(2)(S)/ 3.950%	(6,367)	1,291	7,658
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 5.550%	3,932	(27,760)	(31,692)
HUF	257,704	03/18/31	5.928%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	17,488	17,488
HUF	155,575	06/17/31	5.910%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	11,992	11,992
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	78,936	78,936
HUF	91,368	06/17/36	5.660%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	10,106	10,106
INR	209,388	06/17/31	6.875%(S)	1 Day MIBOR(1)(S)/ 5.410%	(14,215)	(47,897)	(33,682)
KRW	8,076,558	09/17/27	2.386%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	704	(71,529)	(72,233)
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 2.950%	(3,603)	(746)	2,857
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	13,215	6,067	(7,148)
KRW	3,241,463	03/18/28	3.035%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(21,433)	(21,433)
KRW	2,899,795	03/18/28	3.036%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(19,139)	(19,139)
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 2.950%	—	27,055	27,055
KRW	1,698,450	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(64,311)	(64,311)
KRW	1,555,462	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	821	(60,971)	(61,792)
KRW	1,198,132	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	655	(46,333)	(46,988)
MXN	15,255	06/14/28	7.218%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	2,139	2,139
MXN	23,095	06/14/28	7.238%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	3,724	3,724
MXN	26,965	09/14/28	7.110%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	(273)	(3,390)	(3,117)
MXN	13,630	09/11/30	7.720%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	1,646	1,646
MXN	31,461	03/12/31	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	1,356	(4,983)	(6,339)
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 3.840%	—	(37,095)	(37,095)
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 3.840%	(2,117)	8,036	10,153
PLN	1,585	05/20/31	4.800%(A)	6 Month WIBOR(1)(S)/ 3.840%	—	(8,209)	(8,209)
PLN	2,907	06/17/31	4.429%(A)	6 Month WIBOR(1)(S)/ 3.840%	5,700	(1,915)	(7,615)
PLN	2,865	06/17/31	4.762%(A)	6 Month WIBOR(1)(S)/ 3.840%	—	(13,183)	(13,183)
PLN	7,089	09/16/31	4.092%(A)	6 Month WIBOR(2)(S)/ 3.840%	5,859	(26,367)	(32,226)
ZAR	26,626	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	6,730	(2,583)	(9,313)
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	(670)	(7,156)	(6,486)
ZAR	31,580	09/16/28	7.393%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	(551)	4,017	4,568
ZAR	3,345	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	—	(7,879)	(7,879)
ZAR	12,295	06/17/31	7.820%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	(3,120)	(4,062)	(942)
ZAR	24,979	09/16/31	7.736%(A)	1 Day ZARONIA(2)(A)/ 6.858%	—	(4,832)	(4,832)
ZAR	13,052	09/16/31	8.010%(A)	1 Day ZARONIA(1)(A)/ 6.858%	—	(6,107)	(6,107)
					$47,408	$(601,994)	$(649,402)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).